Inventories, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Note 4 — Inventories, net

Inventories are comprised of the following:

	March 31, 2015	December 31, 2014
Raw materials	$24,432	$22,421
Work in process	2,270	2,136
Finished goods	2,589	2,158
Stores and spares	2,288	2,371
Packing material	165	171
	31,744	29,257
Less: inventory allowances	(271)	(292)
	$31,473	$28,965

Note 9. Inventories

Inventories are comprised of the following

	December 31, 2014	December 31, 2013
Raw materials	$22,421	$17,121
Work in process	2,136	3,243
Finished goods	2,158	2,741
Stores and spares	2,371	2,404
Packing material	171	110
	29,257	25,619
Less: inventory allowances	(292)	(1,438)
	$28,965	$24,181